Financial Instruments and Risk Management - Schedule of Foreign Currency Risk Based on the Carrying Amounts (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
CNY [Member]
Financial assets in foreign currencies
Cash and bank balances		RM 2,279
Financial liabilities in foreign currencies
Trade payables		(14,140,316)
USD [Member]
Financial assets in foreign currencies
Cash and bank balances		2,276
Financial liabilities in foreign currencies
Trade payables		RM (3,638,622)
Cash and bank balances [Member] | CNY [Member]
Financial assets in foreign currencies
Cash and bank balances	RM 2,194
Cash and bank balances [Member] | USD [Member]
Financial assets in foreign currencies
Cash and bank balances	1,136,521
Trade Payables [Member] | CNY [Member]
Financial liabilities in foreign currencies
Trade payables	(7,075,765)
Trade Payables [Member] | USD [Member]
Financial liabilities in foreign currencies
Trade payables